UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                     ------------
                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           ----------------

                      Date of fiscal year end: DECEMBER 31
                                               ------------
                  Date of reporting period: SEPTEMBER 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL
      VALUE                                                                                                MARKET
     (LOCAL                                                                                 STATED         VALUE
    CURRENCY)                             DESCRIPTION                           COUPON     MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
BONDS AND NOTES (b) - 58.7%

                   ARGENTINA - 4.8%
         760,000   Banco Hipotecario SA (USD) ..............................     9.75%     04/27/16    $     754,300
       3,797,421   Republic of Argentina (ARS) (c) .........................     2.00%     02/04/18        1,801,081
       4,620,000   Republic of Argentina (USD) .............................     7.00%     04/17/17        3,715,888
                                                                                                       -------------
                                                                                                           6,271,269
                                                                                                       -------------
                   BRAZIL - 5.2%
       3,420,000   Brazil NTN - B Note (BRL) ...............................     6.00%     08/15/10        3,043,173
       1,000,000   Isa Capital do Brasil SA (USD) ..........................     7.88%     01/30/12        1,017,500
       5,530,000   Nota do Tesouro Nacional (BRL) ..........................    10.00%     01/01/17        2,770,826
                                                                                                       -------------
                                                                                                           6,831,499
                                                                                                       -------------
                   CHINA - 1.0%
         670,000   Parkson Retail Group Ltd. (USD) .........................     7.88%     11/14/11          711,081
         540,000   Parkson Retail Group Ltd. (USD) .........................     7.13%     05/30/12          535,275
                                                                                                       -------------
                                                                                                           1,246,356
                                                                                                       -------------
                   COLOMBIA - 4.1%
   5,275,000,000   Republic of Colombia (COP) ..............................    12.00%     10/22/15        2,948,476
       2,130,000   Republic of Colombia (USD) ..............................     7.38%     09/18/37        2,345,343
                                                                                                       -------------
                                                                                                           5,293,819
                                                                                                       -------------
                   DOMINICAN REPUBLIC - 1.4%
         820,000   Cerveceria Nacional Dominica (USD) (c) ..................    16.00%    03/27/12           951,200
         740,000   Dominican Republic (USD) ................................     8.63%    04/20/27           836,200
                                                                                                       -------------
                                                                                                           1,787,400
                                                                                                       -------------
                   ECUADOR - 1.6%
         630,000   Republic of Ecuador (USD) ...............................     9.38%     12/15/15          617,400
       1,610,000   Republic of Ecuador (USD) ...............................    10.00%     08/15/30        1,457,050
                                                                                                       -------------
                                                                                                           2,074,450
                                                                                                       -------------
                   EGYPT - 2.7%
       7,500,000   Arab Republic of Egypt (EGP) ............................     8.75%     07/18/12        1,352,349
       2,140,000   Egypt Government Bond (EGP) .............................     9.10%     09/20/12          389,221
      10,000,000   Egypt Treasury Bill (EGP) ...............................     0.00%     04/29/08        1,719,553
                                                                                                       -------------
                                                                                                           3,461,123
                                                                                                       -------------
                   EL SALVADOR - 0.9%
       1,090,000   Republic of El Salvador (USD) ...........................     7.65%     06/15/35        1,228,975
                                                                                                       -------------
                   GHANA - 1.3%
       1,600,000   Republic of Ghana (USD) .................................     8.50%     10/04/17        1,631,840
                                                                                                       -------------
                   INDIA - 1.8%
      65,000,000   JPMorgan Chase Bank NA (INR) (c) ........................     8.07%     01/15/17        1,638,560
      28,000,000   JPMorgan International Derivatives (GBP) ................     7.49%     09/08/08          682,792
                                                                                                       -------------
                                                                                                           2,321,352
                                                                                                       -------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL
      VALUE                                                                                                MARKET
     (LOCAL                                                                                 STATED          VALUE
    CURRENCY)                             DESCRIPTION                           COUPON     MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                   INDONESIA - 5.5%
       1,140,000   Adaro Finance BV (USD) ..................................     8.50%     12/08/10    $   1,199,436
       1,290,000   BLT Finance BV (USD) ....................................     7.50%     05/15/14        1,209,041
  28,500,000,000   Indonesian Government (IDR) .............................    12.50%     03/15/13        3,566,396
   3,900,000,000   Indonesian Government (IDR) .............................    10.25%     07/15/22          444,605
         120,000   Majapahit Holding BV (USD) ..............................     7.75%     10/17/16          122,152
         670,000   Majapahit Holding BV (USD) ..............................     7.25%     06/28/17          662,206
                                                                                                       -------------
                                                                                                           7,203,836
                                                                                                       -------------
                   KAZAKHSTAN - 0.5%
         700,000   Intergas Finance BV (USD) ...............................     6.38%     05/14/17          675,500
                                                                                                       -------------
                   MEXICO - 2.7%
         330,000   Desarrolladora Homex SA (USD) ...........................     7.50%     09/28/15          330,000
      15,580,000   Mexican Fixed Rate Bonds (MXN) ..........................     9.50%     12/18/14        1,554,667
      17,300,000   Mexican Fixed Rate Bonds (MXN) ..........................     8.00%     12/07/23        1,591,693
                                                                                                       -------------
                                                                                                           3,476,360
                                                                                                       -------------
                   NIGERIA - 0.7%
       1,000,000   GTB Finanace BV (USD) ...................................     8.50%     01/29/12          960,000
                                                                                                       -------------
                   PAKISTAN - 1.3%
       1,020,000   Islamic Republic of Pakistan (USD) ......................     6.88%     06/01/17          884,850
         830,000   Pakistan Mobile Communication (USD) .....................     8.63%     11/13/13          797,088
                                                                                                       -------------
                                                                                                           1,681,938
                                                                                                       -------------
                   PERU - 2.3%
       6,040,000   Peru Bono Soberano (PEN) ................................     7.84%     08/12/20        2,203,479
         790,000   Republic of Peru (USD) ..................................     6.55%     03/14/37          820,692
                                                                                                       -------------
                                                                                                           3,024,171
                                                                                                       -------------
                   PHILIPPINES - 0.9%
       1,000,000   Republic of Philippines (USD) ...........................     8.25%     01/15/14        1,117,550
                                                                                                       -------------
                   RUSSIA - 2.6%
         830,000   Alfa Bond ISS (USD) (c) .................................     8.64%     02/22/17          769,825
      33,614,824   Red Arrow International Leasing PLC (RUB) ...............     8.38%     03/31/12        1,379,303
       1,180,000   UBS (Vimpelcom) (USD) ...................................     8.25%     05/23/16        1,212,450
                                                                                                       -------------
                                                                                                           3,361,578
                                                                                                       -------------
                   SERBIA - 1.0%
       1,460,000   Republic of Serbia (USD) ................................     3.75%     11/01/24        1,370,575
                                                                                                       -------------
                   TURKEY - 4.8%
         730,000   Republic of Turkey (USD) ................................     8.00%     02/14/34          796,138
         330,000   Republic of Turkey (USD) ................................     6.88%     03/17/36          315,529
       1,380,000   Turkey Government Bond (TRY) ............................    10.00%     02/15/12        1,202,412
       4,780,000   Turkey Government Bond (TRY) ............................    16.00%     03/07/12        4,005,287
                                                                                                       -------------
                                                                                                           6,319,366
                                                                                                       -------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL
      VALUE                                                                                               MARKET
     (LOCAL                                                                                 STATED         VALUE
   CURRENCY)                              DESCRIPTION                           COUPON     MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                   UKRAINE - 3.0%
         800,000   Alfa Bank Ukraine (USD) .................................     9.75%     12/22/09    $     793,092
       1,070,000   EX-IM Bank of Ukraine (USD) .............................     7.65%     09/07/11        1,073,751
         500,000   UBS AG Jersey Branch (USD) ..............................     9.13%     06/21/10          496,250
         910,000   Ukraine Government (USD) ................................     6.39%     06/26/12          919,473
         660,000   Ukraine Government (USD) ................................     6.58%     11/21/16          670,684
                                                                                                       -------------
                                                                                                           3,953,250
                                                                                                       -------------
                   URUGUAY - 2.9%
       1,390,000   Republic Orient Uruguay (USD) ...........................     7.63%     03/21/36        1,500,991
      37,710,000   Republic Orient Uruguay (UYU) ...........................     5.00%     09/14/18        1,830,464
       8,560,000   Republic Orient Uruguay (UYU) ...........................     4.25%     04/05/27          392,372
                                                                                                       -------------
                                                                                                           3,723,827
                                                                                                       -------------
                   VENEZUELA - 5.7%
       1,370,000   Republic of Venezuela (USD) .............................     5.75%     02/26/16        1,164,500
       2,600,000   Republic of Venezuela (USD) .............................     7.65%     04/21/25        2,333,500
       3,820,000   Republic of Venezuela (USD) .............................     9.25%     09/15/27        3,996,102
                                                                                                       -------------
                                                                                                           7,494,102
                                                                                                       -------------
                   TOTAL BONDS AND NOTES ..........................................................       76,510,136
                                                                                                       -------------
                   (Cost $74,712,173)

                                                                                                           MARKET
                                                                                                            VALUE
     SHARES                               DESCRIPTION                                                   (US DOLLARS)
----------------   --------------------------------------------------------------------------------    --------------
COMMON STOCKS - 45.6%

                   ARGENTINA - 0.9%
          23,200   Tenaris SA, ADR ................................................................        1,220,784
                                                                                                       -------------
                   BRAZIL - 7.4%
          52,300   Banco Bradesco SA, ADR .........................................................        1,536,051
          78,000   Companhia Vale do Rio Doce, ADR ................................................        2,219,100
          47,000   Lojas Renner SA ................................................................          938,974
          30,300   Petroleo Brasileiro SA, ADR ....................................................        1,960,410
          44,000   Souza Cruz SA ..................................................................        1,135,646
          28,000   Telecomunicacoes de Sao Paulo SA ...............................................          860,011
          24,600   Ultrapar Participacoes SA, Preference Shares ...................................          953,133
                                                                                                       -------------
                                                                                                           9,603,325
                                                                                                       -------------
                   CHILE - 1.1%
          29,000   Banco Santander Chile SA, ADR ..................................................        1,466,530
                                                                                                       -------------
                   CHINA - 7.4%
         140,000   China Mobile Ltd. ..............................................................        2,292,551
         170,000   CLP Holdings Ltd. ..............................................................        1,176,505
         300,000   Dah Sing Banking Group Ltd. ....................................................          662,218
         200,000   Hang Lung Group Ltd. ...........................................................        1,137,142

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                           MARKET
                                                                                                            VALUE
     SHARES                               DESCRIPTION                                                   (US DOLLARS)
----------------   --------------------------------------------------------------------------------    --------------
COMMON STOCKS - (CONTINUED)

                   CHINA - (CONTINUED)
       1,120,000   PetroChina Company Ltd., H Shares ..............................................    $   2,123,626
         490,000   Swire Pacific Ltd., B Shares ...................................................        1,174,910
         730,000   Zhejiang Expressway Company, Ltd., H Shares ....................................        1,036,703
                                                                                                       -------------
                                                                                                           9,603,655
                                                                                                       -------------
                   CZECH REPUBLIC - 1.1%
           9,000   Erste Bank der Oesterreichischen Sparkassen AG .................................          694,144
           3,000   Komercni Banka AS ..............................................................          698,182
                                                                                                       -------------
                                                                                                           1,392,326
                                                                                                       -------------
                   HUNGARY - 0.9%
           5,300   Richter Gedeon, Sponsored GDR ..................................................        1,128,179
                                                                                                       -------------
                   INDIA - 4.6%
          90,000   Gail India Ltd. ................................................................          856,014
          20,000   Glaxosmithkline Pharmaceuticals Ltd. ...........................................          561,340
           8,000   Grasim Industries Ltd. .........................................................          704,898
          40,000   Hero Honda Motors Ltd. .........................................................          749,708
          22,000   Housing Development Finance Corp. Ltd. .........................................        1,395,666
          33,000   ICICI Bank Ltd. ................................................................          879,834
          74,000   Satyam Computer Services Ltd. ..................................................          828,536
                                                                                                       -------------
                                                                                                           5,975,996
                                                                                                       -------------
                   INDONESIA - 1.5%
         300,000   PT Astra International Tbk .....................................................          631,493
       1,800,000   PT Unilever Indonesia Tbk ......................................................        1,338,436
                                                                                                       -------------
                                                                                                           1,969,929
                                                                                                       -------------
                   ISRAEL - 0.4%
          22,400   Check Point Software Technologies Ltd. (d) .....................................          564,032
                                                                                                       -------------

                   MALAYSIA - 1.6%
          68,000   British American Tobacco Malaysia Berhad .......................................          823,184
         420,000   Public Bank Berhad .............................................................        1,294,204
                                                                                                       -------------
                                                                                                           2,117,388
                                                                                                       -------------
                   MEXICO - 4.3%
          38,900   Fomento Economico Mexicano, S.A.B. de C.V., Sponsored ADR ......................        1,454,860
          34,000   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ......................          979,200
         361,000   Grupo Continental, S.A.B. ......................................................          759,138
         297,000   Grupo Financiero Banorte, S.A.B. de C.V., O Shares .............................        1,165,473
         274,000   Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares .............................        1,247,573
                                                                                                       -------------
                                                                                                           5,606,244
                                                                                                       -------------
                   PHILIPPINES - 1.1%
         970,000   Bank of the Philippine Islands .................................................        1,431,854
                                                                                                       -------------

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                           MARKET
                                                                                                            VALUE
     SHARES                               DESCRIPTION                                                   (US DOLLARS)
----------------   --------------------------------------------------------------------------------    --------------
COMMON STOCKS - (CONTINUED)

                   RUSSIA - 0.9%
          15,000   LUKOIL, ADR ....................................................................    $   1,249,500
                                                                                                       -------------
                   SOUTH AFRICA - 1.9%
         138,000   Massmart Holdings Ltd. .........................................................        1,670,190
         167,000   Truworths International Ltd. ...................................................          766,242
                                                                                                       -------------
                                                                                                           2,436,432
                                                                                                       -------------
                   SOUTH KOREA - 3.1%
          65,000   Pusan Bank .....................................................................        1,193,182
           4,800   Samsung Electronics Company Ltd., Preference Shares ............................        2,234,266
             850   Shinsegae Company Ltd. .........................................................          591,619
                                                                                                       -------------
                                                                                                           4,019,067
                                                                                                       -------------
                   TAIWAN - 3.2%
       1,000,000   Fubon Financial Holdings Company, Ltd. .........................................          853,378
       1,140,000   Taiwan Mobile Company, Ltd. ....................................................        1,550,973
         923,599   Taiwan Semiconductor Manufacturing Company, Ltd. ...............................        1,799,936
                                                                                                       -------------
                                                                                                           4,204,287
                                                                                                       -------------
                   THAILAND - 1.8%
         220,000   PTT Exploration and Production Public Company Ltd. .............................          872,939
         200,000   Siam Cement Public (The) Company Ltd. ..........................................        1,517,141
                                                                                                       -------------
                                                                                                           2,390,080
                                                                                                       -------------
                   TURKEY - 2.4%
         249,000   Aksigorta AS ...................................................................        1,722,577
           9,000   Bim Birlesik Magazalar AS ......................................................          745,650
          35,000   Migros Turk TAS ................................................................          608,948
                                                                                                       -------------
                                                                                                           3,077,175
                                                                                                       -------------
                   TOTAL COMMON STOCKS ............................................................       59,456,783
                                                                                                       -------------
                   (Cost $43,682,160)

                                                                                                           MARKET
   PRINCIPAL                                                                                STATED          VALUE
     VALUE         DESCRIPTION                                                 COUPON      MATURITY     (US DOLLARS)
----------------   ---------------------------------------------------------   --------   ----------   --------------
U.S. TREASURY OBLIGATION - 1.1%

$      1,480,000   U.S. Treasury Note ......................................    4.50%       4/30/12        1,498,617
                                                                                                       -------------
                   TOTAL U.S. TREASURY OBLIGATION .................................................        1,498,617
                                                                                                       -------------
                   (Cost $1,488,885)

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                           MARKET
                                                                                                            VALUE
                   DESCRIPTION                                                                          (US DOLLARS)
                   --------------------------------------------------------------------------------    --------------
                   TOTAL INVESTMENTS - 105.4% .....................................................    $ 137,465,536
                   (Cost $119,883,218) (e)

                   LOAN OUTSTANDING - (6.1)% ......................................................       (8,000,000)
                   NET OTHER ASSETS AND LIABILITIES - 0.7% ........................................          983,111
                                                                                                       -------------
                   NET ASSETS - 100.0% ............................................................    $ 130,448,647
                                                                                                       =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Fixed-income  portfolio  securities  are included in a country  based upon
      their   underlying   credit  exposure  as  determined  by  Aberdeen  Asset
      Management Inc., the Sub-Advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2007.

(d)   Non-income producing security.

(e)   Aggregate cost for federal income tax and financial reporting purposes.

ADR   American Depositary Receipt
ARS   Argentine Peso
BRL   Brazilian Real
COP   Colombian Peso
EGP   Egyptian Pound
GBP   British Pound Sterling
GDR   Global Depositary Receipt
IDR   Indonesian Rupiah
INR   Indian Rupee
MXN   Mexican Peso
PEN   Peruvian New Sol
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso

Page 6          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2007 (UNAUDITED)

                  FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                            CONTRACTS TO RECEIVE
             ---------------------------------------------------
                                                                       NET             NET
                                                                    UNREALIZED     UNREALIZED
                                                         IN        APPRECIATION   DEPRECIATION
EXPIRATION            LOCAL            VALUE IN       EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)          U.S. $       FOR U.S. $       U.S. $         U.S. $
----------   ---------------------   ------------   ------------   ------------   ------------
10/24/07     BRL        10,285,000   $  5,594,619   $  5,326,056   $    268,563   $         --
10/24/07     COP     1,564,825,000        771,194        795,135             --        (23,941)
10/24/07     IDR    23,353,160,000      2,547,015      2,481,738         65,277             --
10/24/07     INR        59,442,000      1,491,089      1,451,044         40,045             --
10/24/07     MXN        10,947,000        999,018        988,943         10,075             --
10/24/07     TRY         4,399,000      3,612,088      3,311,067        301,021             --
                                                                   ------------   ------------
                                                                   $    684,981   $    (23,941)
                                                                   ------------   ------------

                  FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                            CONTRACTS TO DELIVER
             ---------------------------------------------------
                                                                       NET             NET
                                                                    UNREALIZED     UNREALIZED
                                                         IN        APPRECIATION   DEPRECIATION
EXPIRATION            LOCAL            VALUE IN       EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)          U.S. $       FOR U.S. $       U.S. $         U.S. $
----------   ---------------------   ------------   ------------   ------------   ------------
10/24/07     BRL        18,398,000   $ 10,007,759   $  9,529,398   $         --   $   (478,361)
10/24/07     COP     5,996,738,000      2,955,378      2,946,800             --         (8,578)
10/24/07     IDR    23,353,160,000      2,547,015      2,486,665             --        (60,350)
10/24/07     INR        59,442,000      1,491,089      1,408,578             --        (82,511)
10/24/07     MXN        43,016,000      3,929,029      3,954,650         25,621             --
10/24/07     TRY         8,932,000      7,334,206      6,789,933             --       (544,273)
                                                                   ------------   ------------
                                                                   $     25,621   $ (1,174,073)
                                                                   ------------   ------------
Unrealized Appreciation (Depreciation) .........................   $    710,602   $ (1,198,014)
                                                                   ============   ============
Net Unrealized Appreciation (Depreciation) .....................                  $   (487,412)
                                                                                  ============

(a)   Please see page 6 for currency descriptions.

                See Notes to Quarterly Portfolio of Investments.          Page 7

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                       PORTFOLIO COMPONENTS -- BY INDUSTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government Bonds and Notes             43.7%
Commercial Banks Non-US                 8.9%
Diversified Financial Services          6.9%
Oil & Gas                               4.5%
Retail                                  4.3%
Cellular Telecommunications             3.7%
Semiconductors                          2.9%
Beverages                               2.3%
Building Products-Cement/Aggregates     1.6%
Diversified Minerals                    1.6%
Electric Utilities                      1.4%
Tobacco                                 1.4%
Insurance                               1.3%
Medical-Drugs                           1.2%
Telecommunications                      1.2%
Gas Utilities                           1.1%
Food-Retail                             1.0%
Household Products                      1.0%
Paper & Related Products                0.9%
Steel Producers                         0.9%
Transportation                          0.9%
Coal                                    0.9%
Diversified Operations                  0.9%
Real Estate                             0.8%
Export/Import Bank                      0.8%
Commercial Services                     0.8%
Airport Development/Maintenance         0.7%
Chemicals                               0.7%
Applications Software                   0.6%
Leisure Time                            0.5%
Internet Security                       0.4%
Building-Residential/Commercial         0.2%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

Page 8          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS (a) (b) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                       PORTFOLIO COMPONENTS -- BY COUNTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Brazil                                 12.0%
China                                   7.9%
Turkey                                  6.8%
Indonesia                               6.7%
Mexico                                  6.6%
India                                   6.0%
Venezuela                               5.5%
Argentina                               5.5%
Colombia                                3.9%
Russia                                  3.3%
Taiwan                                  3.1%
South Korea                             2.9%
Ukraine                                 2.9%
Uruguay                                 2.7%
Egypt                                   2.5%
Peru                                    2.2%
Philippines                             1.8%
South Africa                            1.8%
Thailand                                1.7%
Malaysia                                1.5%
Ecuador                                 1.5%
Dominican Republic                      1.3%
Pakistan                                1.2%
Ghana                                   1.2%
United States                           1.1%
Chile                                   1.1%
Czech Republic                          1.0%
Serbia                                  1.0%
El Salvador                             0.9%
Hungary                                 0.8%
Nigeria                                 0.7%
Kazakhstan                              0.5%
Israel                                  0.4%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.

                See Notes to Quarterly Portfolio of Investments.          Page 9

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At September 30, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2007 (UNAUDITED)

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,281,559 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,699,241.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
            --------------------------------------------------------------
 By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President
                            and Chief Executive Officer
                            (principal executive officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date NOVEMBER 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.